OTHER ASSETS - Summary of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about other assets [Line Items]
Taxes recoverable	$ 164.3	$ 154.0
Prepaid expenses	95.0	76.6
Other debtors	95.2	54.0
Costs to comply with contractual obligations	38.1	39.9
Court-mandated escrow deposits	38.3	32.5
Loans granted	87.0	0.0
Supplier Contractual Rights	34.2	0.0
Dividends Receivable	21.5	0.0
Loan with a joint operation	25.3	23.8
Advances to employees	19.8	18.6
Guarantee deposits	22.9	12.8
Advances for services to be rendered	16.4	1.6
Collateralized accounts receivable	0.0	1.1
Other credits to related parties	0.0	1.1
Others	25.0	20.1
Total other assets	683.0	436.1
Current	369.7	262.7
Non-current	313.3	173.4
Assets	(3,512.6)	$ (3,029.3)
Loans granted | Accumulated impairment
Disclosure of detailed information about other assets [Line Items]
Assets	$ 6.5